LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET
Schedule of land use rights
	As of December 31
	2012	2013
Cost:	15,201	16,053
Less: accumulated amortization	(427)	(535)
	14,774	15,518

Schedule of estimated amortization expense of the land use rights acquired for each of next five years

Estimated amortization expense of the land use rights acquired as of December 31, 2013 for each of next five years is as follows:

$
For the years ending December 31,
2014	170
2015	170
2016	170
2017	170
2018	170